Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income (loss)	$ (581,834)	$ 558,650	$ 483,430	$ (675,874)
Adjustment to reconcile net (loss) income to net cash used in operating activities:
Dividend income received in trust account	(740,810)	(1,404,530)	(2,134,446)	(1,107,852)
Foreign exchange loss				15,579
Changes in operating assets and liabilities:
Accrued liabilities, excluding unrealized foreign exchange loss	93,258	62,998
Accrued liabilities, excluding foreign exchange loss			24,299	919,842
Administrative service fee payable – related party	60,000	60,000	114,642	70,299
Prepaid expenses	(40,088)	25,112	106,130	(106,542)
Net cash used in operating activities	(1,209,474)	(697,770)	(1,405,945)	(884,548)
Cash flows from investing activities:
Proceeds from sales of cash and cash equivalents in trust account			55,265,334
Cash deposited in trust account for monthly extension fees	(400,000)	(150,000)	(600,000)	(79,931,250)
Proceeds from sales of marketable securities in trust account	1,272,243	55,265,334
Net cash provided by (used in) investing activities	872,243	55,115,334	54,665,334	(79,931,250)
Cash flows from financing activities:
Proceed from related party loan	1,158,261	375,000	1,060,921	485,150
Proceed from convertible promissory note – related party	400,000	225,000	600,000
Repayment of related party loans		(9,397)	(9,397)	(217,641)
Payment for redemption of ordinary shares	(1,272,243)	(55,265,334)	(55,265,334)
Proceeds from sale of units in the initial public offering, including over-allotment				78,750,000
Net cash provided by (used in) financing activities	286,018	(54,674,731)	(53,613,810)	81,227,509
Payment of underwriting fee and other offering costs				(1,552,500)
Proceeds from sale of warrants in private placement				3,762,500
Net decrease in cash and cash equivalents	(51,213)	(257,167)	(354,421)	411,711
Cash at beginning of period	57,290	411,711	411,711
Cash at end of period	6,077	154,544	57,290	411,711
Non-cash investing and financial activities:
Deferred offering costs paid by related party				149,418
Deferred underwriting commission charged to additional paid in capital				2,362,500
Allocation of offering costs to Class A ordinary shares subject to redemption				304,011
Issuance of representative shares				946,181
Initial value of public shares subject to possible redemption				71,851,500
Reclassification of offering costs related to public shares				(4,647,702)
Remeasurement adjustment on public shares subject to possible redemption	$ 1,140,810	$ 1,404,530	$ 2,734,446	$ 13,835,304